Summary of Significant Accounting Policies - Schedule of Selling Commissions, Dealer Manager Fees and Stockholder Servicing (Details)	Dec. 31, 2024
Class T Shares
Significant Accounting Policies [Line Items]
Stockholder servicing fee (% of NAV)	0.85%
Class T Shares | Maximum
Significant Accounting Policies [Line Items]
Selling commissions and dealer manager fees (% of transaction price)	3.50%
Class S Shares
Significant Accounting Policies [Line Items]
Stockholder servicing fee (% of NAV)	0.85%
Class S Shares | Maximum
Significant Accounting Policies [Line Items]
Selling commissions and dealer manager fees (% of transaction price)	3.50%
Class D Shares
Significant Accounting Policies [Line Items]
Stockholder servicing fee (% of NAV)	0.25%
Class D Shares | Maximum
Significant Accounting Policies [Line Items]
Selling commissions and dealer manager fees (% of transaction price)	1.50%